RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of information about key management personnel [Table Text Block]
	2018	2017
Management fees (1)	$431,250	$258,750
Management remuneration(2)	612,880	129,745
Director fees	69,039	68,682
Share -based compensation (3)	2,471,541	2,314,719
	$3,584,710	$2,771,896

(1)

During 2018 and 2017, management fees were paid to a company controlled by the CEO. During 2017, management fees were paid to a company controlled by the former Executive Vice President of the Company.

(2)	During 2018, remuneration and short-term benefits were paid to the President, CFO, and COO. During 2017, remuneration and short-term benefits were paid to the CFO.
(3)	Share-based compensation is the fair value of the vested portion of stock options that have been granted to directors and officers of the Company.